Component of Other Comprehensive Income (Loss) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Pre-tax amount
Foreign currency translation adjustments	$ (3,539)	¥ (294,279)	¥ 10,809	¥ (391,873)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(384)	(31,899)	277,838	(677,710)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(77)	(6,358)	1,852	215,249
Pension liability adjustments	321	26,681	124,526	(319,613)
Other comprehensive income (loss)	(3,679)	(305,855)	415,025	(1,173,947)
Tax amount
Foreign currency translation adjustments	80	6,666	(915)	10,570
Unrealized gains on securities:
Unrealized net holding gains arising for the year	116	9,643	(102,538)	255,890
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	31	2,556	(745)	(86,530)
Pension liability adjustments	(131)	(10,896)	(49,881)	127,441
Other comprehensive income (loss)	96	7,969	(154,079)	307,371
Net-of-tax amount
Foreign currency translation adjustments	(3,459)	(287,613)	9,894	(381,303)
Unrealized gains on securities:
Unrealized net holding gains arising for the year	(268)	(22,256)	175,300	(421,820)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(46)	(3,802)	1,107	128,719
Pension liability adjustments	190	15,785	74,645	(192,172)
Other comprehensive income (loss)	$ (3,583)	¥ (297,886)	¥ 260,946	¥ (866,576)